Expense Example {- Fidelity® Municipal Income 2025 Fund} - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2025 Fund	Aug. 28, 2021 USD ($)
Fidelity Municipal Income 2025 Fund-Class A
Expense Example:
1 year	$ 340
3 years	477
5 years	627
10 years	1,063
Fidelity Municipal Income 2025 Fund-Class I Advisor
Expense Example:
1 year	41
3 years	128
5 years	224
10 years	$ 505